Jan. 31, 2024
Distillate U.S. Fundamental Stability & Value ETF
Distillate U.S. Fundamental Stability & Value ETF
Investment Objective
The Distillate U.S. Fundamental Stability & Value ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.39%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S.-listed equity securities, selected based on the Adviser’s assessment of a company’s valuation, cash flow stability, and balance sheet quality (“fundamental factors”), as described below.
In selecting securities for the Fund, Distillate Capital Partners LLC, the Fund’s investment adviser (“Distillate” or the “Adviser”), first considers companies that meet the Adviser’s criteria for (i) profitability, (ii) historical cash flow, and (iii) liquidity (based on the average daily traded value of the security).
Companies that satisfy such criteria are then reviewed using the Adviser’s proprietary measures of: (i) the company’s valuation, which takes into account the company’s free cash flow yield (a measure comparing a company’s normalized free cash flow to its enterprise value), and (ii) the volatility of the company’s historical and projected cash flows (“cash flow stability”). The Adviser then seeks to identify the most undervalued companies using these proprietary measures. A company’s “normalized” free cash flow reflects its estimated free cash flow, adjusted to account for nonrecurring items. Such “normalized” values enable a more accurate comparison of different companies’ regular free cash flows. A company’s enterprise value is calculated based primarily on the company’s market capitalization and indebtedness. Of the companies meeting these criteria, the Fund invests in large-capitalization equity securities. A large-capitalization company is defined as one of the roughly 500 largest U.S.-listed companies based on free-float market capitalization.
In assessing a company’s balance sheet quality, the Adviser considers a company’s financial indebtedness. Typically, the Fund does not invest in companies with significant leverage, based on the Adviser’s proprietary debt-to-income calculation.
The Adviser evaluates investments applying the fundamental factor criteria described above and adjusts the Fund’s portfolio accordingly on at least a quarterly basis. The Adviser, in its discretion, may include or exclude companies from the Fund’s portfolio based on unusual data or fundamental conditions that the Adviser believes would cause a security’s inclusion or exclusion to be inconsistent with the Fund’s principal investment strategy. Although the Adviser seeks to select companies that demonstrate fundamental stability, the value of such companies may still be subject to volatility over short or long periods of time.
As part of this review, the Adviser generally sells a stock when it no longer satisfies the Adviser’s investment criteria discussed above. A stock will be sold if it becomes overvalued as measured using the Adviser’s measure of free cash flow. This could be the result of stock price appreciation, free cash flow erosion, or other eligible stocks presenting even more attractive valuation opportunities. Additionally, a stock will be sold if the company takes on additional debt or reports a reduction in income such that it no longer satisfies the Adviser’s measure of financial indebtedness. Finally, a stock may be sold if it no longer satisfies the Adviser’s measure of cash flow stability.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in U.S. assets. For purposes of this policy, the Fund considers securities that are traded principally in the United States to be “U.S. assets”. As of January 5, 2024, the Fund had significant exposure to the information technology, industrials, and health care sectors.

Principal Investment Risks
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.distillatefunds.com/dstl.
Prior to April 3, 2023, the Fund operated as an index-based ETF that sought to track the performance of the Distillate U.S. Fundamental Stability & Value Index. Consequently, performance during periods prior to April 3, 2023 does not reflect the Fund’s current investment strategy as an actively-managed ETF. The Fund’s performance may have differed if the Fund’s current strategy had been in place.

Calendar Year Total Returns

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 22.57% for the quarter ended June 30, 2020, and the lowest quarterly return was -19.39% for the quarter ended March 31, 2020.

Average Annual Total Returns For the Periods Ended December 31, 2023

Distillate U.S. Fundamental Stability & Value ETF	1 Year	5 Year	Since Inception (10/23/2018)
Return Before Taxes	22.67%	17.86%	15.37%
Return After Taxes on Distributions	22.26%	17.54%	15.05%
Return After Taxes on Distributions and Sale of Fund Shares	13.67%	14.47%	12.38%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	13.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Distillate International Fundamental Stability & Value ETF
Distillate International Fundamental Stability & Value ETF
Investment Objective
The Distillate International Fundamental Stability & Value ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in globally listed large- and mid-capitalization equity securities and depositary receipts of non-U.S. companies, selected based on the Adviser’s assessment of a company’s valuation, cash flow stability, and balance sheet quality (“fundamental factors”), as described below.
In selecting securities for the Fund, Distillate Capital Partners LLC, the Fund’s investment adviser (“Distillate” or the “Adviser”), first considers companies that meet the Adviser’s criteria for (i) profitability, (ii) historical cash flow, and (iii) liquidity (based on the average daily traded value of the security).
Companies that satisfy such criteria are then reviewed using the Adviser’s proprietary measures of: (i) the company’s valuation, which takes into account the company’s free cash flow yield (a measure comparing a company’s normalized free cash flow to its enterprise value), and (ii) the volatility of the company’s historical and projected cash flows (“cash flow stability”). The Adviser then seeks to identify the most undervalued companies using these proprietary measures. A company’s “normalized” free cash flow reflects its estimated free cash flow, adjusted to account for nonrecurring items. Such “normalized” values enable a more accurate comparison of different companies’ regular free cash flows. A company’s enterprise value is calculated based primarily on the company’s market capitalization and indebtedness.
In assessing a company’s balance sheet quality, the Adviser considers a company’s financial indebtedness. Typically, the Fund does not invest in companies with significant leverage, based on the Adviser’s proprietary debt-to-income calculation.
The Adviser evaluates investments applying the fundamental factor criteria described above and adjusts the Fund’s portfolio accordingly on at least a quarterly basis. The Adviser, in its discretion, may include or exclude companies from the Fund’s portfolio based on unusual data or fundamental conditions that the Adviser believes would cause a security’s inclusion or exclusion to be inconsistent with the Fund’s principal investment strategy. Although the Adviser seeks to select companies that demonstrate fundamental stability, the value of such companies may still be subject to volatility over short or long periods of time.
The Fund may invest in companies in the following geographic regions: the Americas (North America ex-United States & South America), Europe, the Middle East & Africa, Japan, China/Hong Kong, and Asia & Australia ex-Japan/China/Hong Kong. For companies headquartered in China/Hong Kong, only such companies’ Hong Kong-listed securities are eligible for consideration. The Fund eliminates U.S. companies (i.e., those with their headquarters in the United States) from consideration.
The Adviser considers the liquidity of the country’s stock markets, accessibility to foreign investors, operational complexity, price transparency, and capital controls, when selecting securities for the Fund. The Adviser may include a depositary receipt in lieu of a foreign ordinary share. In addition, the Fund may include companies organized in emerging market nations or whose shares trade primarily in emerging market nations.
Companies in the real estate development and real estate investment trust industries, as defined by the FactSet Revere Business Industry Classification Systems (“RBICS”), are eliminated from consideration.
As part of this review, the Adviser generally sells a stock when it no longer satisfies the Adviser’s investment criteria discussed above. A stock will be sold if it becomes overvalued as measured using the Adviser’s measure of free cash flow. This could be the result of stock price appreciation, free cash flow erosion, or other eligible stocks presenting even more attractive valuation opportunities. Additionally, a stock will be sold if the company takes on additional debt or reports a reduction in income such that it no longer satisfies the Adviser’s measure of financial indebtedness. Finally, a stock may be sold if it no longer satisfies the Adviser’s measure of cash flow stability.
As of January 5, 2024, the Fund had significant exposure to companies in Europe and Japan. As of January 5, 2024, the Fund had significant exposure to the consumer sectors.
The Fund is classified as non-diversified and therefore may invest a larger percentage of its assets in the securities of a single company or a smaller number of companies than diversified funds.
Principal Investment Risks
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.distillatefunds.com/dstx.
Prior to April 3, 2023, the Fund operated as an index-based ETF that sought to track the performance of the Distillate International Fundamental Stability & Value Index. Consequently, performance during periods prior to April 3, 2023 does not reflect the Fund’s current investment strategy as an actively-managed ETF. The Fund’s performance may have differed if the Fund’s current strategy had been in place.

Calendar Year Total Returns

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 13.69% for the quarter ended December 31, 2022, and the lowest quarterly return was -12.70% for the quarter ended September 30, 2022.
Average Annual Total Returns For the Periods Ended December 31, 2023

Distillate International Fundamental Stability & Value ETF	1 Year	Since Inception (12/14/2020)
Return Before Taxes	20.10%	0.81%
Return After Taxes on Distributions	19.88%	0.47%
Return After Taxes on Distributions and Sale of Fund Shares	12.56%	0.85%
Morningstar Global Markets ex-US Index (reflects no deduction for fees, expenses, or taxes)	15.59%	2.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Distillate Small/Mid Cash Flow ETF
Distillate Small/Mid Cash Flow ETF
Investment Objective
The Distillate Small/Mid Cash Flow ETF (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	3 Years:	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2023, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in equity securities of small- and mid-capitalization companies. The Fund considers companies whose market capitalization, at the time of purchase, places them in the lowest 15% of the total market capitalization of the U.S. equity market to be small-cap and mid-cap companies. Under these market capitalization guidelines, based on market capitalization data as of January 11, 2024, the market capitalization of such a company would be equal to or less than $15,791 million. This threshold will change due to market conditions.
In selecting securities for the Fund, Distillate Capital Partners LLC, the Fund’s investment adviser (“Distillate” or the “Adviser”) considers companies that: (i) are headquartered in the United States; (ii) have sufficient liquidity (based on the average daily traded value of the security); (iii) have reported free cash flow data for the last three fiscal years; and (iv) have a forward earnings before interest, taxes, depreciation and amortization (“EBITDA”) estimate. Further, companies for which there is a negative forward 12 month free cash flow estimate from FactSet Research Systems, Inc. will be eliminated from consideration.
Companies are then reviewed using the Adviser’s proprietary measure of the company’s free cash flow yield (a measure comparing a company’s normalized free cash flow to its enterprise value). In selecting securities, the Adviser seeks to identify the most undervalued companies using this proprietary measure. The Adviser also considers a company’s financial indebtedness to measure quality; the Fund does typically not invest in companies with significant leverage, based on the Adviser’s proprietary debt-to-income calculation. A company’s valuation and leverage calculation are referred to as “fundamental factors.” The Adviser may include or exclude companies from the Fund’s portfolio based on unusual data or fundamental conditions that the Adviser believes would cause a security’s inclusion or exclusion to go against the spirit of the fundamental factors.
The Adviser generally sells a stock when it no longer satisfies the Adviser’s investment criteria discussed above. A stock will be sold if it becomes overvalued as measured using the Adviser’s measure of free cash flow. This could be the result of stock price appreciation, free cash flow erosion, or other eligible stocks presenting even more attractive valuation opportunities. Additionally, a stock will be sold if the company takes on additional debt or reports a reduction in income such that it no longer satisfies the Adviser’s measure of financial indebtedness.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in small- and mid-capitalization companies. A company whose capitalization is no longer within the market capitalization range of small- or mid-capitalization companies (as defined herein) after the purchase of its shares by the Fund will continue to be considered a small- or mid-capitalization company for purposes of the 80% policy.

Principal Investment Risks
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.distillatefunds.com/dsmc.
Calendar Year Total Returns

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.66% for the quarter ended December 31, 2023, and the lowest quarterly return was 2.03% for the quarter ended September 30, 2023.
Average Annual Total Returns For the Periods Ended December 31, 2023

Distillate Small/Mid Cash Flow ETF	1 Year	Since Inception (10/05/2022)
Return Before Taxes	29.46%	31.38%
Return After Taxes on Distributions	29.11%	31.02%
Return After Taxes on Distributions and Sale of Fund Shares	17.64%	24.03%
Morningstar Global Markets ex-US Index (reflects no deduction for fees, expenses, or taxes)	20.59%	17.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.